Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 18,426,622	$ 664,605
Accounts receivable, net	2,608,325
Inventories	22,433,140
Advances to suppliers	40,485,521
Prepayment and other current assets	3,326,425	5,420,916
Due from related parties	39,238	116,610
Total current assets	87,319,271	6,202,131
NON - CURRENT ASSETS:
Property and equipment, net	322,397	19,320
Intangible assets, net	8,633	10,113
Operating lease right-of-use assets	241,554
Deferred tax assets	129,034
Total non - current assets	701,618	29,433
TOTAL ASSETS	88,020,889	6,231,564
CURRENT LIABILITIES:
Short-term borrowings	1,568,455
Accounts payable	14,116,569	4,974
Accrued expenses and other payables	3,597,440	1,819,545
Advances from customers	42,231,914
Due to related parties	1,215,573	714,436
Deferred government grant - current	38,111
Operating lease liabilities - current	51,239
Total current liabilities	62,819,301	2,538,955
NON - CURRENT LIABILITIES:
Deferred government grant - non current	147,812
Total non - current liabilities	147,812
TOTAL LIABILITIES	62,967,113	2,538,955
SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 24,254,842 and 21,356,290 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively)	24,255	21,356
Class B Ordinary Shares (200,000,000 shares authorized with par value of $0.001, 2,100,000 and 7,100,000 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively)	2,100	7,100
Additional paid-in capital	26,010,366	8,368,266
Statutory reserves	63,659
Accumulated deficit	(1,459,779)	(4,947,815)
Accumulated other comprehensive income	413,175	243,703
Total shareholders’ equity	25,053,776	3,692,610
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 88,020,889	$ 6,231,565